Note 12 - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax valuation allowance	$ 35,361	$ 26,413	$ 22,929
Increase in valuation allowance	7,715	8,948	3,484
Deferred tax valuation allowance	$ 43,076	$ 35,361	$ 26,413